Consolidated Statements Of Changes In Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2009	$ 2,500	$ 757	$ 39,727	$ (1,248)	$ (2,280)	$ 39,456
Comprehensive income:
Net income			2,141			2,141
Change in net unrealized gain (loss) on pension and postretirement benefits				(212)		(212)
Change in net unrealized gain(loss) on securities available for sale, net of reclassification adjustment and tax effect				(272)		(272)
Total comprehensive income (loss)			2,141	(484)		1,657
Cash dividends declared			(1,142)			(1,142)
Balance at Dec. 31, 2010	2,500	757	40,726	(1,732)	(2,280)	39,971
Comprehensive income:
Net income			2,216			2,216
Change in net unrealized gain (loss) on pension and postretirement benefits				(790)		(790)
Change in net unrealized gain(loss) on securities available for sale, net of reclassification adjustment and tax effect				183		183
Total comprehensive income (loss)			2,216	(607)		1,609
Cash dividends declared			(856)			(856)
Balance at Dec. 31, 2011	$ 2,500	$ 757	$ 42,086	$ (2,339)	$ (2,280)	$ 40,724